Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Income Taxes Tables
Deferred tax asset

The components of the Company's deferred tax asset are as follows:

	March 31,	December 31,
	2016	2015
Deferred tax assets:
Net operating loss carry forwards	$1,058,400	$932,050

Net deferred tax assets before valuation allowance	$1,058,400	$932,050
Less: Valuation allowance	(1,058,400)	(932,050)
Net deferred tax assets	$-	$-

	December 31,	December 31,
	2015	2014
Deferred tax assets:
Net operating loss carry forwards	$932,050	$675,610

Net deferred tax assets before valuation allowance	$932,050	$675,610
Less: Valuation allowance	(932,050)	(675,610)
Net deferred tax assets	$-	$-

Reconciliation between the amounts of income tax

A reconciliation between the amounts of income tax benefit determined by applying the applicable U.S. and state statutory income tax rate to pre-tax loss is as follows:

	March 31,	December 31,
	2016	2015

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35)%	(35)%

	December 31,	December 31,
	2015	2014

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35%)	(35%)